SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In July 2021, the Company issued 339,000 ordinary shares under its share option scheme at a strike price of $5.70 per share. The shares were issued to John Fredriksen (198,000 shares), Inger M. Klemp (120,000 shares), and Ola Lorentzon (21,000 shares). Following such issuance, Frontline has an issued share capital of $198,031,321 divided into 198,031,321 ordinary shares.

In July 2021, the Company paid deposits of $18.0 million towards the total purchase price of $180.0 million for the two 2019 built VLCCs.

In August 2021, the Company obtained a financing commitment for a senior secured term loan facility in an amount of up to $130.0 million from DNB to partially finance the acquisition of two of the six resale VLCC newbuilding contracts. The facility will have a tenor of 5 years, carry an interest rate of LIBOR plus a margin of 170 basis points and will have an amortization profile of 20 years counting from delivery date from the yard. The facility is subject to final documentation.

In August 2021, the Company obtained a financing commitment for a senior secured term loan facility in an amount of up to $58.5 million from SEB to partially finance the acquisition of one of the two 2019 built VLCCs. The facility will have a tenor of 5 years, carry an interest rate of LIBOR plus a margin of 170 basis points and will have an amortization profile of 20 years counting from delivery date from the yard. The facility is subject to final documentation.

In August 2021, the Company obtained a financing commitment for a senior secured term loan facility in an amount of up to $58.5 million from KFW IPEX-Bank to partially finance the acquisition of one of the two 2019 built VLCCs. The facility will have a tenor of 5 years, carry an interest rate of LIBOR plus a margin of 170 basis points and will have an amortization profile of 20 years counting from delivery date from the yard. The facility is subject to final documentation.